Contract liabilities and deferred income - Schedule of Contract liabilities and deferred income (Parenthetical) (Detail) - USD ($)		1 Months Ended
		Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current	[1]		$ 1,850,000	$ 3,242,000
Contract Liabilities			25,900,000	22,100,000
Tax Witholding		$ 184,000,000
Amortization of Deferred Income		1 year 6 months
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current			517,000,000	425,000,000
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current			1,333,000,000	2,509,000,000
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current		$ 488,000,000	$ 0	$ 308,000,000

[1]	As of December 31, 2018, the non-current portion consists of government grants of USD 1,333,000 (2017: USD 2,509,000).